Employee Defined Contribution Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Defined Contribution Plan
Total employee defined contribution	$ 0	$ 140,149	$ 1,317,484